AB Tax-Managed All Market Income Portfolio

Portfolio of Investments

November 20, 2019 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 53.4%
Long-Term Municipal Bonds - 53.4%
Alabama - 1.5%
Black Belt Energy Gas District (Morgan Stanley)
Series 2019A
4.00%, 12/01/49	$265	$296,365
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.)
Series 2019A
5.25%, 5/01/44 (a)	250	287,410
Water Works Board of the City of Birmingham (The)
Series 2010A
5.00%, 1/01/25 (Pre-refunded/ETM)	1,000	1,041,880

		1,625,655

American Samoa - 0.1%
American Samoa Economic Development Authority (Territory of American Samoa)
7.125%, 9/01/38 (a)	100	112,173

Arizona - 2.3%
Arizona Department of Transportation State Highway Fund Revenue
Series 2011A
5.00%, 7/01/25	1,685	1,785,173
Arizona Industrial Development Authority
Series 20192 - Class A
3.625%, 5/20/33	145	159,596
Glendale Industrial Development Authority (Beatitudes Campus Obligated Group (The))
Series 2017
5.00%, 11/15/40	335	359,421
Tempe Industrial Development Authority (Mirabella at ASU, Inc.)
Series 2017A
6.125%, 10/01/47 (a)	110	125,332

		2,429,522

California - 1.0%
California School Finance Authority (Bright Star Schools Obligated Group)
Series 2017
5.00%, 6/01/54 (a)	250	267,053
Golden State Tobacco Securitization Corp.
Series 2018A
5.00%, 6/01/47	200	205,686
State of California
Series 2017
5.00%, 8/01/26	440	544,372

		1,017,111

	Principal Amount (000)	U.S. $ Value
Colorado - 0.7%
City & County of Denver CO Airport System Revenue (Denver Intl Airport)
Series 2018A
5.00%, 12/01/28	$545	$682,095

Connecticut - 1.2%
State of Connecticut Special Tax Revenue
Series 2012
5.00%, 1/01/27	1,135	1,253,959

Delaware - 0.2%
Delaware State Economic Development Authority (Newark Charter School, Inc.)
Series 2012
5.00%, 9/01/42	225	236,716

Florida - 4.2%
Cape Coral Health Facilities Authority (Gulf Care, Inc.)
Series 2015
6.00%, 7/01/50 (a)	270	293,233
Capital Trust Agency, Inc. (Aviva Senior Life)
Series 2017
5.00%, 7/01/46 (a)	340	361,342
Capital Trust Agency, Inc. (Provision Cares Proton Therapy Center - Orlando)
Series 2018A
7.50%, 6/01/48 (a)	100	109,190
County of Miami-Dade FL (County of Miami-Dade FL Spl Tax)
Series 2012A
5.00%, 10/01/25	560	616,829
County of Miami-Dade FL Aviation Revenue
Series 2014B
5.00%, 10/01/25	665	781,608
Florida Development Finance Corp. (Virgin Trains USA Florida LLC)
6.375%, 1/01/49 (a)	225	213,435
Florida Higher Educational Facilities Financial Authority (Ringling College of Art & Design, Inc.)
5.00%, 3/01/49	315	369,719
North Broward Hospital District
Series 2017B
5.00%, 1/01/37-1/01/48	425	481,016
Overoaks Community Development District
Series 2010A-1
6.125%, 5/01/35	15	15,154
Series 2010A-2
6.125%, 5/01/35	35	35,399
Tampa Bay Water
Series 2011A
5.00%, 10/01/23	1,105	1,184,074

		4,460,999

	Principal Amount (000)	U.S. $ Value
Georgia - 1.6%
Augusta Development Authority (AU Health System Obligated Group)
Series 2018
5.00%, 7/01/30	$200	$240,548
City of Atlanta GA Department of Aviation
Series 2014A
5.00%, 1/01/28	625	714,969
Main Street Natural Gas, Inc. (Royal Bank of Canada)
Series 2018C
4.00%, 8/01/48	450	490,982
Private Colleges & Universities Authority (Savannah College of Art & Design, Inc.)
Series 2014
5.00%, 4/01/44	210	235,040

		1,681,539

Guam - 0.3%
Territory of Guam (Territory of Guam Business Privilege Tax)
Series 2011A
5.125%, 1/01/42	300	312,996

Illinois - 7.2%
Chicago Board of Education
Series 2012A
5.00%, 12/01/42	950	1,003,751
Series 2016A
7.00%, 12/01/44	100	121,481
Series 2017B
6.75%, 12/01/30 (a)	135	173,480
7.00%, 12/01/42 (a)	100	127,924
Chicago O’Hare International Airport (TrIPs Obligated Group)
Series 2018
5.00%, 7/01/33	105	125,093
City of Chicago IL
Series 2014A
5.00%, 1/01/35	100	108,350
Illinois Finance Authority (Ascension Health Credit Group)
Series 2016C
5.00%, 2/15/41	415	486,517
Illinois Finance Authority (CHF-Chicago LLC)
Series 2017A
5.00%, 2/15/47	210	235,513
Illinois Finance Authority (Lutheran Home & Services Obligated Group)
Series 2012
5.75%, 5/15/46	475	496,688
Illinois Finance Authority (Mercy Health Corp.)
Series 2016
5.00%, 12/01/46	430	487,861

	Principal Amount (000)	U.S. $ Value
Illinois Finance Authority (Park Place of Elmhurst Obligated Group)
Series 2016A
6.44%, 5/15/55	$498	$433,808
Illinois Finance Authority (Rosalind Franklin University of Medicine & Science)
Series 2017C
5.00%, 8/01/49	425	480,764
Metropolitan Pier & Exposition Authority
Series 2012
Zero Coupon, 12/15/41-12/15/50	675	258,640
Series 2017A
5.00%, 6/15/57	115	127,158
Series 2017B
Zero Coupon, 12/15/54	150	38,766
Railsplitter Tobacco Settlement Authority
Series 2017
5.00%, 6/01/23	365	408,596
State of Illinois
Series 2013
5.00%, 7/01/22	315	338,156
Series 2014
5.00%, 4/01/20	75	75,811
Series 2016
5.00%, 2/01/23-2/01/28	1,170	1,308,029
Series 2017A
5.00%, 12/01/25	135	153,448
Series 2017D
5.00%, 11/01/24-11/01/28	480	542,072

		7,531,906

Indiana - 0.2%
Indiana Finance Authority (RES Polyflow Indiana LLC)
7.00%, 3/01/39 (a)	185	186,598

Iowa - 0.5%
Iowa Finance Authority (Iowa Fertilizer Co. LLC)
Series 2013B
5.25%, 12/01/50	110	119,024
Xenia Rural Water District
Series 2016
5.00%, 12/01/31	340	395,968

		514,992

Kansas - 0.3%
Wyandotte County-Kansas City Unified Government (Wyandotte County-Kansas City Unified Government Sales Tax)
Series 2018
4.50%, 6/01/40	300	313,542
Kentucky - 1.2%

	Principal Amount (000)	U.S. $ Value
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group)
Series 2017B
5.00%, 8/15/37-8/15/46	$620	$716,747
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group)
Series 2017A
5.00%, 6/01/37	315	360,631
5.25%, 6/01/41	150	173,807

		1,251,185

Louisiana - 0.4%
New Orleans Aviation Board
Series 2017B
5.00%, 1/01/48	400	457,760

Maryland - 0.9%
City of Baltimore MD (Baltimore Hotel Corp.)
Series 2017
5.00%, 9/01/34	400	467,776
City of Baltimore MD (East Baltimore Research Park Project)
Series 2017A
5.00%, 9/01/38	215	237,775
County of Frederick MD (Mount St. Mary’s University, Inc.)
Series 2017A
5.00%, 9/01/45 (a)	215	239,632

		945,183

Massachusetts - 1.8%
Commonwealth of Massachusetts
Series 2019C
5.00%, 5/01/22	355	387,901
Massachusetts Development Finance Agency (Boston Medical Center Corp. Obligated Group)
Series 2015D
5.00%, 7/01/44	175	196,417
Massachusetts Development Finance Agency (Lawrence General Hospital Obligated Group)
Series 2017
5.00%, 7/01/47	320	354,438
Massachusetts Development Finance Agency (Merrimack College)
Series 2012A
5.25%, 7/01/42	635	678,307
Massachusetts Development Finance Agency (Zero Waste Solutions LLC)
Series 2017
8.00%, 12/01/22 (b)	235	208,337
Series 2017A

	Principal Amount (000)	U.S. $ Value
7.75%, 12/01/44 (a)	$100	$98,696

		1,924,096

Michigan - 2.6%
City of Detroit MI
5.00%, 4/01/36-4/01/37	65	72,875
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate)
Series 2017A
5.00%, 11/01/47	325	345,937
Michigan Finance Authority (Great Lakes Water Authority Sewage Disposal System Revenue)
AGM Series 2014C
5.00%, 7/01/28	325	377,003
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue)
AGM Series 2014D2
5.00%, 7/01/28	1,000	1,160,010
Michigan State Hospital Finance Authority (Trinity Health Corp.)
Series 2017C
5.00%, 12/01/23	445	508,573
Michigan Tobacco Settlement Finance Authority (Tobacco Settlement Financing Corp./MI)
Series 2007A
6.00%, 6/01/48	305	306,659

		2,771,057

Minnesota - 0.1%
City of Bethel MN (Lodge at Stillwater LLC (The))
Series 2018
5.25%, 6/01/58	100	105,747

Missouri - 1.0%
Cape Girardeau County Industrial Development Authority (SoutheastHEALTH Obligated Group)
Series 2017A
5.00%, 3/01/36	470	537,774
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group)
Series 2016A
5.00%, 8/15/46	500	537,770

		1,075,544

Nebraska - 0.6%
Central Plains Energy Project (Goldman Sachs Group, Inc.(The))
Series 2017A
5.00%, 9/01/42	455	625,830

Nevada - 0.1%

	Principal Amount (000)	U.S. $ Value
State of Nevada Department of Business & Industry (Fulcrum Sierra Biofuels LLC)
Series 2018
6.95%, 2/15/38 (a)	$100	$114,828

New Jersey - 4.2%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2013
5.00%, 3/01/30	685	748,171
Series 2014P
5.00%, 6/15/29	500	559,015
New Jersey Economic Development Authority (North Star Academy Charter School of Newark, Inc.)
Series 2017
5.00%, 7/15/47	415	468,772
New Jersey Economic Development Authority (Port Newark Container Terminal LLC)
Series 2017
5.00%, 10/01/47	415	473,154
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
Series 2013A
5.00%, 6/15/20	840	855,733
New Jersey Turnpike Authority
Series 2014A
5.00%, 1/01/29	675	778,484
Tobacco Settlement Financing Corp.
Series 2018B
5.00%, 6/01/46	515	568,601

		4,451,930

New York - 2.8%
County of Nassau NY
Series 2017C
5.00%, 10/01/26	225	275,342
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease)
Series 2018S
5.00%, 7/15/32	195	243,465
New York State Dormitory Authority (State of New York Personal Income Tax Revenue)
Series 2018A
5.00%, 3/15/20	490	495,424
New York State Dormitory Authority (State University of New York Dormitory Fees)
Series 2013A
5.00%, 7/01/26 (Pre-refunded/ETM)	205	233,669
New York Transportation Development Corp. (Laguardia Gateway Partners LLC)
Series 2016A
5.00%, 7/01/41	460	509,800

	Principal Amount (000)	U.S. $ Value
Triborough Bridge & Tunnel Authority
Series 2012B
5.00%, 11/15/26	$1,000	$1,112,190
Westchester County Local Development Corp. (Westchester County Health Care Corp. Obligated Group)
Series 2016
5.00%, 11/01/46	105	117,907

		2,987,797

North Carolina - 0.3%
North Carolina Medical Care Commission (United Church Homes & Services Obligated Group)
Series 2017
5.00%, 9/01/41	250	268,615

Ohio - 2.7%
Buckeye Tobacco Settlement Financing Authority Zero Coupon, 6/01/52	1,730	74,892
Series 2007A-2
5.875%, 6/01/47	520	522,673
Butler County Port Authority (StoryPoint Obligated Group)
Series 2017A-1
6.375%, 1/15/43 (a)	225	243,040
County of Allen OH Hospital Facilities Revenue (Mercy Health/OH)
Series 2017A
5.00%, 8/01/28	315	393,180
County of Cuyahoga/OH (MetroHealth System (The))
Series 2017
5.00%, 2/15/42	660	744,790
County of Miami OH (Kettering Health Network Obligated Group)
5.00%, 8/01/33	195	236,999
Ohio Air Quality Development Authority (FirstEnergy Generation LLC)
Series 2009C
5.625%, 6/01/19 (c)(d)	140	148,400
Series 2009D
4.25%, 8/01/29	250	268,125
Ohio Air Quality Development Authority (Pratt Paper/OH, Inc.)
Series 2017
4.50%, 1/15/48 (a)	175	188,935
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 6/01/33	45	48,263

		2,869,297

Pennsylvania - 2.8%

	Principal Amount (000)	U.S. $ Value
Allentown Neighborhood Improvement Zone Development Authority
Series 2017
5.00%, 5/01/42 (a)	$220	$246,246
Commonwealth of Pennsylvania
Series 2016
5.00%, 9/15/23	600	682,404
Crawford County Hospital Authority (Meadville Medical Center Obligated Group)
Series 2016A
6.00%, 6/01/51	215	244,053
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP)
Series 2015
5.00%, 12/31/34	220	253,678
Philadelphia Authority for Industrial Development (LLPCS Foundation)
Series 2005A
4.60%, 7/01/15 (c)(d)(e)	55	550
Philadelphia Authority for Industrial Development (Evangelical Services for the Aging Obligated Group)
Series 2017A
5.00%, 7/01/49	235	258,281
School District of Philadelphia (The)
Series 2018A
5.00%, 9/01/34	1,000	1,211,650

		2,896,862

Puerto Rico - 2.7%
Commonwealth of Puerto Rico
Series 2006A
5.25%, 7/01/23	20	15,300
Series 2006B
5.25%, 7/01/32 (c)(f)	10	7,650
Series 2011A
5.75%, 7/01/24 (c)(f)	40	28,800
Series 2012A
5.50%, 7/01/39 (c)(f)	80	53,600
Series 2014A
8.00%, 7/01/35 (c)(f)	200	123,500
GDB Debt Recovery Authority of Puerto Rico
Series 2018
7.50%, 8/20/40	89	68,999
Puerto Rico Commonwealth Aqueduct & Sewer Authority
Series 2008A
6.00%, 7/01/38	45	45,562
6.125%, 7/01/24	25	27,000
Series 2012A
5.00%, 7/01/22-7/01/33	90	94,037
5.125%, 7/01/37	25	26,031
5.25%, 7/01/29-7/01/42	120	125,550
5.50%, 7/01/28	30	31,763

	Principal Amount (000)	U.S. $ Value
5.75%, 7/01/37	$30	$31,989
6.00%, 7/01/47	30	31,912
Puerto Rico Electric Power Authority
Series 2007T
5.00%, 7/01/32	65	49,725
5.00%, 7/01/37 (c)(f)	110	84,150
AGM Series 2007V
5.25%, 7/01/31	245	275,324
Series 2010A
5.25%, 7/01/30	55	42,075
Series 2010C
5.00%, 7/01/21 (c)(f)	25	19,125
Series 2010D
5.00%, 7/01/21 (c)(f)	15	11,475
Series 2010Z
5.25%, 7/01/24	25	19,125
Series 2012A
5.00%, 7/01/29	40	30,600
Puerto Rico Highway & Transportation Authority NATL
Series 2007N
5.25%, 7/01/32	330	353,628
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP)
Series 2000
6.625%, 6/01/26	225	230,344
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Series 2018A
Zero Coupon%, 7/01/24-7/01/46	434	122,084
Series 2019A
4.329%, 7/01/40	100	101,374
5.00%, 7/01/58	772	809,249

		2,859,971

Tennessee - 0.8%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax)
Series 2016A
5.125%, 12/01/42 (a)	280	287,249
Memphis-Shelby County Industrial Development Board (Graceland, Inc.)
Series 2017A
5.50%, 7/01/37	100	110,960
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group)
Series 2018A
6.25%, 4/01/49 (a)	100	111,741
Tennessee Housing Development Agency
Series 2017
4.00%, 7/01/48	270	289,505

		799,455

	Principal Amount (000)	U.S. $ Value
Texas - 3.4%
City of Houston TX
Series 2017A
5.00%, 3/01/26	$405	$490,107
Harris County-Houston Sports Authority AGM Series 2014A
5.00%, 11/15/25	615	717,090
Irving Hospital Authority (Baylor Medical Center at Irving)
Series 2017A
5.00%, 10/15/44	500	565,255
New Hope Cultural Education Facilities Finance Corp. (BSPV - Plano LLC)
7.25%, 12/01/53	80	84,595
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village)
Series 2017
5.00%, 1/01/37	325	353,788
Red River Education Finance Corp. (St. Edward’s University, Inc.)
Series 2016
5.00%, 6/01/46	90	100,301
Tarrant County Cultural Education Facilities Finance Corp. (CC Young Memorial Home Obligated Group)
Series 2017A
6.375%, 2/15/48	230	254,615
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project)
Series 2014A-1
5.00%, 10/01/44	300	324,789
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC)
5.00%, 6/30/58	230	267,035
Uptown Development Authority
Series 2017A
5.00%, 9/01/40	325	366,190

		3,523,765

Vermont - 0.5%
Vermont Economic Development Authority (Casella Waste Systems, Inc.)
Series 2013
4.625%, 4/01/36 (a)	100	113,318
Vermont Economic Development Authority (Wake Robin Corp.)
Series 2017A
5.00%, 5/01/47	335	366,855

		480,173

Virginia - 0.6%

	Principal Amount (000)	U.S. $ Value
Richmond Redevelopment & Housing Authority (American Tobacco Holdings LLC)
Series 2017
5.55%, 1/01/37 (a)	$220	$231,682
Tobacco Settlement Financing Corp./VA
Series 2007B1
5.00%, 6/01/47	410	411,111

		642,793

Washington - 1.5%
Kalispel Tribe of Indians
Series 2018B
5.25%, 1/01/38 (a)(g)	155	175,570
King County Public Hospital District No. 1
Series 2018
5.00%, 12/01/31	265	328,007
Washington Health Care Facilities Authority (Virginia Mason Medical Center Obligated Group)
Series 2017
5.00%, 8/15/37	355	407,380
Washington State Housing Finance Commission (Mirabella)
Series 2012A
6.75%, 10/01/47 (a)	340	364,269
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group)
Series 2016A
5.00%, 1/01/46 (a)	315	347,672

		1,622,898

West Virginia - 0.1%
West Virginia Economic Development Authority (Morgantown Energy Associates)
Series 2016
2.875%, 12/15/26	90	90,949

Wisconsin - 1.0%
Wisconsin Public Finance Authority (Bancroft Neurohealth Obligated Group)
Series 2016
5.125%, 6/01/48 (a)	160	170,582
Wisconsin Public Finance Authority (Celanese US Holdings LLC)
Series 2016A
5.00%, 1/01/24	265	292,584
Wisconsin Public Finance Authority (Gannon University)
Series 2017
5.00%, 5/01/42-5/01/47	410	457,625
Wisconsin Public Finance Authority (Maryland Proton Treatment Center LLC)
Series 2018A-1
6.375%, 1/01/48 (a)	100	104,045

		1,024,836

	Principal Amount (000)	U.S. $ Value
Total Long Term Municipal Bonds (cost $52,882,910)		$56,150,374

Short-Term Municipal Notes - 1.1%
South Carolina - 0.4%
County of Richland SC
Series 2019A
3.00%, 2/27/20	$375	376,680

Colorado - 0.2%
State of Colorado
5.00%, 6/26/20	210	214,553

Massachusetts - 0.2%
Massachusetts Water Resources Authority
Series 2019G
5.00%, 8/01/20	225	230,760

New York - 0.3%
Metropolitan Transportation Authority
Series 2019D
5.00%, 9/01/22	310	339,853

Total Short-Term Municipal Notes (cost $1,160,145)		1,161,846

Total Municipal Obligations (cost $54,043,055)		57,312,220

	Shares
COMMON STOCKS - 27.7%
Health Care - 5.1%
Biotechnology - 1.0%
AbbVie, Inc.	4,322	379,169
Amgen, Inc.	1,753	411,464
Gilead Sciences, Inc.	3,702	248,923

		1,039,556

Health Care Providers & Services - 0.3%
Cardinal Health, Inc.	820	45,124
CVS Health Corp.	3,826	287,983
Sonic Healthcare Ltd.	1,123	22,905

		356,012

Pharmaceuticals - 3.8%
AstraZeneca PLC	3,835	370,491
Bristol-Myers Squibb Co.	6,853	390,210
GlaxoSmithKline PLC	14,347	325,957
Merck & Co., Inc.	7,484	652,455
Mitsubishi Tanabe Pharma Corp.	589	10,785
Novartis AG	6,279	578,835
Orion Oyj - Class B	366	15,929
Pfizer, Inc.	16,167	622,753
Roche Holding AG	2,054	633,233
Sanofi	3,671	342,206

		3,942,854

		5,338,422

Company	Shares	U.S. $ Value
Consumer Staples - 3.9%
Beverages - 1.2%
Coca-Cola Amatil Ltd.	910	$7,008
Coca-Cola Co. (The)	11,874	634,072
PepsiCo, Inc.	4,087	555,137

		1,196,217

Food & Staples Retailing - 0.2%
ICA Gruppen AB	87	3,798
Koninklijke Ahold Delhaize NV	3,305	85,125
Walgreens Boots Alliance, Inc.	2,200	131,120

		220,043

Food Products - 0.3%
Archer-Daniels-Midland Co.	1,594	68,430
Campbell Soup Co.	418	19,466
General Mills, Inc.	1,704	90,857
JM Smucker Co. (The)	333	34,995
Kellogg Co.	746	48,580
Mowi ASA	1,219	30,231
Orkla ASA	3,037	29,392
WH Group Ltd. (a)	32,164	33,029

		354,980

Household Products - 1.0%
Kimberly-Clark Corp.	1,011	137,840
Procter & Gamble Co. (The)	7,315	892,869

		1,030,709

Personal Products - 0.4%
Unilever NV	4,218	250,941
Unilever PLC	3,209	190,093

		441,034

Tobacco - 0.8%
Altria Group, Inc.	5,518	274,244
Imperial Brands PLC	2,864	63,014
Japan Tobacco, Inc.	4,023	91,663
Philip Morris International, Inc.	4,548	377,166

		806,087

		4,049,070

Energy - 3.7%
Oil, Gas & Consumable Fuels - 3.7%
BP PLC (Sponsored ADR)	9,039	338,239
Chevron Corp.	2,924	342,488
Exxon Mobil Corp.	17,467	1,190,027
Galp Energia SGPS SA	1,479	24,054
Inter Pipeline Ltd.	1,172	19,411
Keyera Corp.	628	15,323
LUKOIL PJSC (Sponsored ADR)	3,760	358,253

Company	Shares	U.S. $ Value
Marathon Petroleum Corp.	1,931	$117,096
Pembina Pipeline Corp.	1,469	51,293
Phillips 66	1,294	148,448
Royal Dutch Shell PLC (ADR)	5,242	301,363
TC Energy Corp.	2,759	139,580
TOTAL SA	14,314	750,837
Valero Energy Corp.	1,221	116,593

		3,913,005

Financials - 3.1%
Banks - 1.2%
AIB Group PLC	3,328	10,890
Bank Leumi Le-Israel BM	4,410	31,961
Bank of Nova Scotia (The)	3,567	201,243
BB&T Corp.	2,211	120,986
Bendigo & Adelaide Bank Ltd.	950	6,450
BOC Hong Kong Holdings Ltd.	13,616	46,255
Canadian Imperial Bank of Commerce	1,314	114,217
Citizens Financial Group, Inc.	1,331	51,190
Comerica, Inc.	460	32,389
DBS Group Holdings Ltd.	5,678	104,787
Fifth Third Bancorp	2,124	64,124
Hang Seng Bank Ltd.	2,276	46,396
Huntington Bancshares, Inc./OH	3,026	45,057
KeyCorp	2,916	56,541
Oversea-Chinese Banking Corp., Ltd.	9,958	78,464
People’s United Financial, Inc.	1,116	18,414
Regions Financial Corp.	2,792	46,459
Seven Bank Ltd.	2,170	6,726
SunTrust Banks, Inc.	1,298	91,950
United Overseas Bank Ltd.	3,897	73,540

		1,248,039

Capital Markets - 0.2%
3i Group PLC	2,624	36,326
ASX Ltd.	578	31,969
CI Financial Corp.	431	6,788
Eaton Vance Corp.	346	16,321
Franklin Resources, Inc.	883	24,274
IGM Financial, Inc.	469	13,488
Invesco Ltd.	1,148	20,159
Magellan Financial Group Ltd.	201	7,133
Schroders PLC	389	16,586
Singapore Exchange Ltd.	2,352	15,216
St. James’s Place PLC	1,530	21,509
Standard Life Aberdeen PLC	7,459	30,552

		240,321

Insurance - 1.7%
Admiral Group PLC	789	21,813
Allianz SE	1,229	293,938
American Financial Group, Inc./OH	233	25,563
Assicurazioni Generali SpA	3,289	67,076
Aviva PLC	11,449	59,715
Baloise Holding AG	135	23,466
CNP Assurances	728	14,374
Dai-ichi Life Holdings, Inc.	3,117	50,265

Company	Shares	U.S. $ Value
Direct Line Insurance Group PLC	3,771	$14,887
Fidelity National Financial, Inc.	850	40,486
Great-West Lifeco, Inc.	789	19,869
Hannover Rueck SE	177	32,842
iA Financial Corp., Inc.	313	16,024
Insurance Australia Group Ltd.	7,404	39,583
Legal & General Group PLC	18,086	65,634
Manulife Financial Corp.	5,552	109,218
Mapfre SA	2,463	6,942
Medibank Pvt Ltd.	9,393	20,741
MS&AD Insurance Group Holdings, Inc.	1,324	42,861
Power Corp. of Canada	1,025	24,878
Power Financial Corp.	898	21,958
Principal Financial Group, Inc.	832	45,843
Prudential PLC	7,599	134,868
Sampo Oyj - Class A	1,393	56,327
SCOR SE	637	27,362
Sompo Holdings, Inc.	982	38,742
Sun Life Financial, Inc.	1,728	78,848
Swiss Life Holding AG	104	51,579
T&D Holdings, Inc.	1,609	18,954
Tokio Marine Holdings, Inc.	2,008	109,244
Tryg A/S	382	10,984
Zurich Insurance Group AG	435	170,718

		1,755,602

		3,243,962

Industrials - 2.8%
Aerospace & Defense - 0.4%
BAE Systems PLC	9,204	68,160
Lockheed Martin Corp.	749	292,882
Meggitt PLC	1,917	15,930
Singapore Technologies Engineering Ltd.	4,564	13,787

		390,759

Air Freight & Logistics - 0.3%
Deutsche Post AG	2,898	108,041
Kuehne & Nagel International AG	149	24,217
United Parcel Service, Inc.-Class B	2,062	246,883

		379,141

Airlines - 0.0%
easyJet PLC	389	6,707
Japan Airlines Co., Ltd.	472	14,672
Qantas Airways Ltd.	1,389	6,870

		28,249

Building Products - 0.1%
Cie de Saint-Gobain	1,700	68,830

Commercial Services & Supplies - 0.0%
G4S PLC	5,012	13,548

Construction & Engineering - 0.3%
ACS Actividades de Construccion y Servicios SA	775	30,127
Bouygues SA	769	31,413
CIMIC Group Ltd.	302	6,887
HOCHTIEF AG	56	6,878

Company	Shares	U.S. $ Value
Taisei Corp.	591	$23,203
Vinci SA	1,664	181,396

		279,904

Electrical Equipment - 0.4%
Eaton Corp. PLC	1,254	115,995
Emerson Electric Co.	1,840	135,903
Schneider Electric SE	1,832	176,727

		428,625

Industrial Conglomerates - 0.6%
3M Co.	1,682	285,553
CK Hutchison Holdings Ltd.	7,998	72,635
NWS Holdings Ltd.	3,555	4,770
Siemens AG	2,257	290,848
Smiths Group PLC	1,149	24,655

		678,461

Machinery - 0.4%
Amada Holdings Co., Ltd.	608	6,783
ANDRITZ AG	226	8,810
Cummins, Inc.	453	82,836
GEA Group AG	456	14,656
JTEKT Corp.	574	7,141
Komatsu Ltd.	2,703	63,540
Kone Oyj - Class B	957	59,912
Metso Oyj	175	6,710
NGK Insulators Ltd.	449	7,404
NSK Ltd.	736	7,121
PACCAR, Inc.	1,001	81,451
SKF AB - Class B	1,360	25,975
Sumitomo Heavy Industries Ltd.	238	6,811
Wartsila Oyj Abp	1,353	13,619
Weir Group PLC (The)	759	13,676

		406,445

Professional Services - 0.1%
Adecco Group AG	457	28,289
Randstad NV	437	25,442
SGS SA	15	39,046

		92,777

Road & Rail - 0.0%
Aurizon Holdings Ltd.	7,064	27,640

Trading Companies & Distributors - 0.1%
ITOCHU Corp.	4,005	87,446

Transportation Infrastructure - 0.1%
Aena SME SA (a)	194	35,598
Auckland International Airport Ltd.	3,438	19,938
SATS Ltd.	1,926	7,012

		62,548

		2,944,373

Communication Services - 2.3%
Diversified Telecommunication Services - 1.9%

Company	Shares	U.S. $ Value
AT&T, Inc.	21,359	$798,399
BCE, Inc.	412	19,832
BT Group PLC	24,519	60,703
Elisa Oyj	374	19,990
Eutelsat Communications SA	851	13,961
HKT Trust & HKT Ltd.-Class SS	13,845	20,304
Nippon Telegraph & Telephone Corp.	2,025	102,301
Proximus SADP	422	12,730
Shaw Communications, Inc.-Class B	1,222	25,253
Singapore Telecommunications Ltd.	24,215	59,839
Spark New Zealand Ltd.	4,368	12,733
Swisscom AG	81	41,934
Telenor ASA	2,329	42,522
TELUS Corp.	540	20,388
Verizon Communications, Inc.	12,090	728,302

		1,979,191

Media - 0.1%
Axel Springer SE - Class TEND (c)	194	13,359
Interpublic Group of Cos., Inc. (The)	1,152	25,805
ITV PLC	9,763	18,309
Omnicom Group, Inc.	636	50,549
Publicis Groupe SA	674	29,615
WPP PLC	3,495	45,130

		182,767

Wireless Telecommunication Services - 0.3%
KDDI Corp.	5,143	147,763
NTT DOCOMO, Inc.	3,831	105,185
Rogers Communications, Inc.-Class B	1,052	51,020

		303,968

		2,465,926

Utilities - 1.8%
Electric Utilities - 1.2%
Alliant Energy Corp.	646	34,238
American Electric Power Co., Inc.	1,461	133,462
CK Infrastructure Holdings Ltd.	1,906	12,901
CLP Holdings Ltd.	4,847	49,943
Duke Energy Corp.	2,130	187,802
Edison International	1,032	71,311
EDP - Energias de Portugal SA	8,217	33,246
Endesa SA	924	25,119
Eversource Energy	923	76,277
Fortis, Inc./Canada	1,320	51,715
Fortum Oyj	1,298	30,590
Iberdrola SA	17,383	171,009
OGE Energy Corp.	531	22,334
Pinnacle West Capital Corp.	325	28,402
Power Assets Holdings Ltd.	4,254	29,575
PPL Corp.	2,029	69,047
Red Electrica Corp. SA	1,264	24,659
SSE PLC	3,196	53,734
Terna Rete Elettrica Nazionale SpA	3,992	25,620
Xcel Energy, Inc.	1,545	95,002

		1,225,986

Gas Utilities - 0.0%

Company	Shares	U.S. $ Value
Enagas SA	661	$16,456
Snam SpA	5,799	28,812

		45,268

Multi-Utilities - 0.6%
Ameren Corp.	680	50,544
CMS Energy Corp.	840	51,492
Consolidated Edison, Inc.	969	84,196
DTE Energy Co.	525	65,593
National Grid PLC	10,276	118,158
Public Service Enterprise Group, Inc.	1,476	87,542
Sempra Energy	803	118,258
WEC Energy Group, Inc.	935	82,888

		658,671

		1,929,925

Information Technology - 1.8%
Communications Equipment - 0.5%
Cisco Systems, Inc.	12,513	566,964

IT Services - 0.5%
International Business Machines Corp.	2,600	349,570
Paychex, Inc.	986	84,914
Western Union Co. (The) - Class W	1,349	36,261

		470,745

Semiconductors & Semiconductor Equipment - 0.5%
Broadcom, Inc.	1,164	368,069
Maxim Integrated Products, Inc.	811	45,959
Tokyo Electron Ltd.	459	94,947

		508,975

Software - 0.0%
Micro Focus International PLC	991	14,523

Technology Hardware, Storage & Peripherals - 0.3%
Canon, Inc.	2,971	82,301
HP, Inc.	4,440	89,155
Konica Minolta, Inc.	1,030	6,755
NetApp, Inc.	695	42,110
Seagate Technology PLC	691	41,239
Seiko Epson Corp.	937	14,277

		275,837

		1,837,044

Consumer Discretionary - 1.5%
Auto Components - 0.4%
Aisin Seiki Co., Ltd.	468	17,715
Autoliv, Inc.	239	19,531
Bridgestone Corp.	1,824	72,955
Cie Generale des Etablissements Michelin SCA - Class B	590	70,754
Continental AG	318	41,562
Denso Corp.	1,253	55,996
Faurecia SE	299	15,850
Magna International, Inc.-Class A (Canada)	917	50,520
NGK Spark Plug Co., Ltd.	339	6,792

Company	Shares	U.S. $ Value
Nokian Renkaat Oyj	454	$12,285
Sumitomo Electric Industries Ltd.	2,180	32,578
Sumitomo Rubber Industries Ltd.	528	6,714

		403,252

Automobiles - 0.3%
Bayerische Motoren Werke AG	961	77,501
Bayerische Motoren Werke AG (Preference Shares)	108	6,653
General Motors Co.	3,672	132,192
Nissan Motor Co., Ltd.	6,548	40,434
Subaru Corp.	1,867	48,930
Yamaha Motor Co., Ltd.	819	17,126

		322,836

Distributors - 0.0%
Genuine Parts Co.	411	42,896

Hotels, Restaurants & Leisure - 0.3%
Carnival Corp.	1,203	54,231
Carnival PLC	508	21,254
Crown Resorts Ltd.	789	6,900
Darden Restaurants, Inc.	344	40,744
Flight Centre Travel Group Ltd.	234	6,983
Flutter Entertainment PLC	227	26,014
GVC Holdings PLC	1,688	18,586
Las Vegas Sands Corp.	1,041	65,323
Sands China Ltd.	7,638	36,170
Sodexo SA	281	32,756
TUI AG	1,289	17,668

		326,629

Household Durables - 0.2%
Barratt Developments PLC	2,752	23,726
Electrolux AB - Class B	683	17,552
Iida Group Holdings Co., Ltd.	405	7,203
Leggett & Platt, Inc.	342	17,894
Nikon Corp.	533	7,318
Persimmon PLC	933	30,853
Sekisui House Ltd.	2,060	44,551
Taylor Wimpey PLC	9,380	21,129
Whirlpool Corp.	189	27,046

		197,272

Multiline Retail - 0.2%
Harvey Norman Holdings Ltd.	2,317	6,750
Kohl’s Corp.	413	19,415
Next PLC	435	38,008
Wesfarmers Ltd.	3,413	98,136

		162,309

Specialty Retail - 0.1%
Industria de Diseno Textil SA	3,153	98,104
Kingfisher PLC	6,591	17,868

		115,972

Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc.	1,118	16,848

Company	Shares	U.S. $ Value
Swatch Group AG (The) (REG)	126	$6,713

		23,561

		1,594,727

Materials - 1.3%
Chemicals - 0.7%
BASF SE	2,687	201,693
Covestro AG (a)	563	26,340
Daicel Corp.	665	6,542
Dow, Inc. (c)	2,207	117,788
Eastman Chemical Co.	404	31,661
EMS-Chemie Holding AG	24	14,899
Evonik Industries AG	582	16,878
JSR Corp.	418	7,405
Kuraray Co., Ltd.	558	6,752
LyondellBasell Industries NV - Class A	793	73,384
Mitsubishi Chemical Holdings Corp.	3,747	27,807
Mitsubishi Gas Chemical Co., Inc.	442	6,918
Mitsui Chemicals, Inc.	276	6,619
Nitto Denko Corp.	452	25,375
Nutrien Ltd.	1,632	77,036
Solvay SA	230	26,357
Sumitomo Chemical Co., Ltd.	4,361	19,692
Tosoh Corp.	486	7,243

		700,389

Construction Materials - 0.0%
Boral Ltd.	1,983	6,905

Containers & Packaging - 0.1%
AMCOR PLC (c)	4,597	47,165
International Paper Co.	1,063	49,259
Packaging Corp. of America	273	30,549
Smurfit Kappa Group PLC	652	23,129

		150,102

Metals & Mining - 0.4%
Anglo American PLC	3,046	79,701
Boliden AB	801	20,660
Fortescue Metals Group Ltd.	4,494	29,595
Nippon Steel Corp.	2,335	34,277
Rio Tinto Ltd.	1,222	80,117
Rio Tinto PLC	3,298	179,539
voestalpine AG	195	5,160

		429,049

Paper & Forest Products - 0.1%
Mondi PLC	1,416	30,655
Stora Enso Oyj - Class R	1,697	22,811
UPM-Kymmene Oyj	1,579	52,749

		106,215

		1,392,660

Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Aroundtown SA	2,682	23,273

Company	Shares	U.S. $ Value
CK Asset Holdings Ltd.	7,557	$50,250
Daito Trust Construction Co., Ltd.	260	31,858
Daiwa House Industry Co., Ltd.	1,637	50,117
First Capital Realty, Inc.	417	6,775
Hang Lung Properties Ltd.	6,171	12,635
Henderson Land Development Co., Ltd.	5,237	25,206
Hongkong Land Holdings Ltd.	3,411	18,754
New World Development Co., Ltd.	16,979	22,155
Sino Land Co., Ltd.	10,511	15,776
Sun Hung Kai Properties Ltd.	4,563	66,476
Swire Properties Ltd.	2,406	7,492
Swiss Prime Site AG (c)	242	25,548
Wharf Real Estate Investment Co., Ltd.	3,510	19,491

		375,806

Total Common Stocks (cost $26,492,985)		29,084,920

INVESTMENT COMPANIES - 8.8%
Funds and Investment Trusts - 8.8% (h)
Financial Select Sector SPDR Fund	40,674	1,226,321
Invesco KBW Premium Yield Equity REIT ETF	9,208	289,039
iShares International Developed Real Estate ETF	38,113	1,162,065
JPMorgan Alerian MLP Index ETN	123,720	2,491,721
VanEck Vectors Mortgage REIT Income ETF	116,847	2,783,296
Vanguard Real Estate ETF	13,648	1,270,219

Total Investment Companies (cost $9,436,670)		9,222,661

PREFERRED STOCKS - 6.1%
Real Estate - 6.1%
Diversified REITs - 1.0%
Armada Hoffler Properties, Inc.
Series A
6.75%	6,200	168,082
Colony Capital, Inc.
Series H
7.125%	8,400	193,788
Colony Capital, Inc.
Series I
7.15%	3,025	69,969
Colony Capital, Inc.
Series J
7.125%	2,500	57,450
Gladstone Commercial Corp.
Series E
6.625%	10,250	268,140
Global Net Lease, Inc.
Series A
7.25%	5,900	153,813
Global Net Lease, Inc.
Series B
6.875%	3,550	88,040
PS Business Parks, Inc.
Series Z
4.875%	1,600	40,080
Vornado Realty Trust
Series K
5.70%	1,600	40,576

Company	Shares	U.S. $ Value
		$1,079,938

Hotel & Resort REITs - 1.0%
Ashford Hospitality Trust, Inc.
Series F
7.375%	9,475	209,682
Ashford Hospitality Trust, Inc.
Series G
7.375%	1,000	21,430
Hersha Hospitality Trust
Series C
6.875%	1,000	25,010
Hersha Hospitality Trust
Series E
6.50%	12,600	319,284
Pebblebrook Hotel Trust
Series C
6.50%	2,600	65,754
Pebblebrook Hotel Trust
Series F
6.30%	5,600	141,344
Summit Hotel Properties, Inc.
Series E
6.25%	10,500	264,285

		1,046,789

Industrial REITs - 0.6%
Monmouth Real Estate Investment Corp.
Series C
6.125%	9,500	237,405
Rexford Industrial Realty, Inc.
Series A
5.875%	2,250	57,712
Rexford Industrial Realty, Inc.
Series B
5.875%	6,850	177,496
Rexford Industrial Realty, Inc.
Series C
5.625%	4,000	103,160

		575,773

Office REITs - 0.2%
City Office REIT, Inc.
Series A
6.625%	1,600	40,848
SL Green Realty Corp.
Series I
6.50%	7,100	183,038

		223,886

Real Estate Operating Companies - 0.3%
Brookfield Property Partners LP
Series A2
6.375%	12,000	304,200

Residential REITs - 0.6%
American Homes 4 Rent
Series F
5.875%	9,600	249,984

Company	Shares	U.S. $ Value
Investors Real Estate Trust
Series C
6.625%	1,675	$43,600
UMH Properties, Inc.
Series C
6.75%	11,200	289,632
UMH Properties, Inc.
Series D
6.375%	2,000	50,000

		633,216

Retail REITs - 1.9%
Brookfield Property REIT, Inc.
Series A
6.375%	11,025	278,381
Cedar Realty Trust, Inc.
Series C
6.50%	9,475	218,872
Kimco Realty Corp.
Series J
5.50%	6,400	161,536
Saul Centers, Inc.
Series D
6.125%	10,000	266,900
SITE Centers Corp.
Series A
6.375%	15,800	419,490
Spirit Realty Capital, Inc.
Series A
6.00%	6,800	173,400
Taubman Centers, Inc.
Series J
6.50%	7,050	178,718
Urstadt Biddle Properties, Inc.
Series H
6.25%	9,375	243,281
Urstadt Biddle Properties, Inc.
Series K
5.875%	2,500	63,625

		2,004,203

Specialized REITs - 0.5%
Digital Realty Trust, Inc.
Series L
5.20%	3,500	88,585
EPR Properties
Series G
5.75%	9,225	237,821
National Storage Affiliates Trust
Series A
6.00%	3,000	80,400
Public Storage
Series C
5.125%	4,550	115,843

		522,649

Total Preferred Stocks (cost $6,223,697)		6,390,654

	Principal Amount (000)	U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 0.1%
Financial Institutions - 0.1%
Insurance - 0.1%
Polaris Intermediate Corp. 8.50% (8.50% Cash or 9.25% PIK), 12/01/22 (a)(i) (cost $90,386)	$90	$74,629

	Shares
SHORT-TERM INVESTMENTS - 1.6%
Investment Companies - 0.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.58% (h)(j)(k)
(cost $559,542)	559,542	559,542

Total Investments - 97.7% (cost $96,846,335) (l)		102,644,626
Other assets less liabilities - 2.3%		2,445,201

Net Assets - 100.0%		$105,089,827

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Canadian Bond Futures	1	March 2020	$105,451	$74
Amsterdam Index Futures	1	December 2019	131,606	15
DAX Index Futures	1	December 2019	364,875	24,209
Euro STOXX 50 Index Futures	28	December 2019	1,142,081	58,882
Euro-Bund Futures	1	December 2019	188,485	(927)
Euro-CAC40 10 Futures	9	December 2019	584,956	(459)
FTSE 100 Index Futures	8	December 2019	762,012	6,378
FTSE/MIB Index Futures	1	December 2019	128,211	7,615
IBEX 35 Index Futures	1	December 2019	102,744	(601)
OMXS30 Index Futures	12	December 2019	216,815	(4,477)
S&P 500 E-Mini Futures	33	December 2019	5,187,105	205,150
S&P TSX 60 Index Futures	1	December 2019	153,233	3,775
SPI 200 Futures	2	December 2019	231,870	6,050
TOPIX Index Futures	7	December 2019	1,085,633	57,495
U.S. T-Note 10 Yr (CBT) Futures	62	March 2020	8,020,281	(15,442)
Sold Contracts
10 Yr Australian Bond Futures	16	December 2019	1,591,451	2,361
Hang Seng Index Futures	2	December 2019	336,387	12,189
Long Gilt Futures	3	March 2020	515,095	(107)
MSCI Singapore Index ETS Futures	11	December 2019	296,234	1,559
S&P 500 E-Mini Futures	5	December 2019	785,925	(32,464)
S&P/TSX 60 Index Futures	4	December 2019	612,934	(14,331)
SPI 200 Futures	3	December 2019	347,805	(10,461)

				$306,483

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	874	RUB	56,211	1/17/20	$(5,557)
Barclays Bank PLC	USD	963	TRY	5,726	12/05/19	32,431
Barclays Bank PLC	PHP	11,412	USD	221	12/06/19	(3,695)
Barclays Bank PLC	USD	423	PHP	21,503	12/06/19	4
Barclays Bank PLC	CHF	1,056	USD	1,075	1/10/20	14,601
Barclays Bank PLC	USD	707	CHF	704	1/10/20	(212)
Barclays Bank PLC	INR	6,397	USD	89	1/16/20	655
Barclays Bank PLC	USD	537	INR	38,662	1/16/20	18
Barclays Bank PLC	USD	505	NZD	786	1/17/20	(397)
Barclays Bank PLC	KRW	2,952	USD	3	2/06/20	33
Barclays Bank PLC	CNY	1,982	USD	281	2/13/20	(601)
Barclays Bank PLC	USD	906	CNY	6,445	2/13/20	9,556
Barclays Bank PLC	USD	593	TWD	17,942	2/20/20	(1,161)
BNP Paribas SA	USD	1,500	NOK	13,454	1/08/20	(40,640)
BNP Paribas SA	USD	1,208	SEK	11,707	1/08/20	17,069
BNP Paribas SA	COP	680,717	USD	205	1/15/20	11,562
Citibank, NA	PHP	68,734	USD	1,319	12/06/19	(33,101)
Citibank, NA	USD	492	PHP	25,530	12/06/19	10,413
Citibank, NA	USD	584	CZK	13,689	1/09/20	7,709
Citibank, NA	KRW	144,048	USD	123	2/06/20	1,052
Citibank, NA	USD	601	IDR	8,527,747	2/27/20	(3,018)
Credit Suisse International	BRL	4,194	USD	993	12/03/19	2,275
Credit Suisse International	USD	995	BRL	4,194	12/03/19	(4,867)
Credit Suisse International	TRY	2,968	USD	513	12/05/19	(2,933)
Credit Suisse International	BRL	4,194	USD	994	1/03/20	4,875
Credit Suisse International	NOK	6,964	USD	768	1/08/20	12,251
Credit Suisse International	SEK	8,702	USD	894	1/08/20	(16,844)
Deutsche Bank AG	PEN	1,872	USD	559	1/15/20	10,130
Goldman Sachs Bank USA	HUF	424,675	USD	1,403	1/09/20	1,095
Goldman Sachs Bank USA	USD	989	JPY	106,900	1/30/20	(8,087)
JPMorgan Chase Bank, NA	CHF	1,202	USD	1,217	1/10/20	9,751
JPMorgan Chase Bank, NA	AUD	987	USD	682	1/23/20	13,201
JPMorgan Chase Bank, NA	USD	677	AUD	987	1/23/20	(8,408)
Morgan Stanley & Co., Inc.	CLP	846,809	USD	1,145	1/15/20	88,722
Natwest Markets PLC	NZD	797	USD	509	1/17/20	(3,008)
State Street Bank & Trust Co.	TRY	779	USD	129	12/05/19	(6,186)
State Street Bank & Trust Co.	NZD	210	USD	135	12/16/19	280
State Street Bank & Trust Co.	USD	154	NOK	1,379	12/16/19	(4,674)
State Street Bank & Trust Co.	USD	785	MXN	15,204	1/07/20	(11,842)
State Street Bank & Trust Co.	NOK	18,884	USD	2,083	1/08/20	34,551
State Street Bank & Trust Co.	SEK	9,823	USD	1,014	1/08/20	(14,040)
State Street Bank & Trust Co.	USD	698	NOK	6,380	1/08/20	(6,269)
State Street Bank & Trust Co.	USD	1,319	SEK	12,808	1/08/20	22,159
State Street Bank & Trust Co.	CZK	6,453	USD	277	1/09/20	(1,319)
State Street Bank & Trust Co.	HUF	42,951	USD	146	1/09/20	4,482
State Street Bank & Trust Co.	USD	101	CZK	2,307	1/09/20	(1,407)
State Street Bank & Trust Co.	USD	371	HUF	111,416	1/09/20	(3,641)
State Street Bank & Trust Co.	CHF	1,050	USD	1,065	1/10/20	11,491
State Street Bank & Trust Co.	USD	1,635	CHF	1,610	1/10/20	(18,849)
State Street Bank & Trust Co.	EUR	408	USD	452	1/16/20	1,611

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	EUR	265	USD	292	1/16/20	$(725)
State Street Bank & Trust Co.	THB	4,861	USD	161	1/16/20	61
State Street Bank & Trust Co.	USD	1,125	EUR	1,011	1/16/20	(7,260)
State Street Bank & Trust Co.	NZD	666	USD	425	1/17/20	(2,335)
State Street Bank & Trust Co.	USD	317	NZD	499	1/17/20	4,091
State Street Bank & Trust Co.	USD	352	NZD	547	1/17/20	(164)
State Street Bank & Trust Co.	AUD	1,275	USD	866	1/23/20	1,828
State Street Bank & Trust Co.	CAD	326	USD	245	1/23/20	(538)
State Street Bank & Trust Co.	USD	500	AUD	732	1/23/20	(4,212)
State Street Bank & Trust Co.	USD	345	CAD	460	1/23/20	990
State Street Bank & Trust Co.	USD	373	ZAR	5,567	1/23/20	3,930
State Street Bank & Trust Co.	JPY	21,745	USD	201	1/30/20	1,641
UBS AG	BRL	4,194	USD	1,051	12/03/19	60,122
UBS AG	USD	993	BRL	4,194	12/03/19	(2,275)
UBS AG	USD	652	PHP	33,113	12/06/19	(315)
UBS AG	GBP	443	USD	576	1/10/20	1,971
UBS AG	USD	882	EUR	797	1/16/20	(1,543)
UBS AG	PHP	33,113	USD	650	3/12/20	848

						$177,336

CALL OPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
Euro STOXX 50 Index (m)	Citibank, NA	500	EUR	3,825.00	December 2019	EUR	1,050	$4,414	$(2,003)
FTSE 100 Index (m)	Citibank, NA	70	GBP	7,625.00	December 2019	GBP	168	611	(618)
FTSE 100 Index (m)	Citibank, NA	110	GBP	7,550.00	December 2019	GBP	12	2,573	(4,314)
Nikkei 225 Index (m)	Goldman Sachs Bank USA	5,000	JPY	24,250.00	December 2019	JPY	2,500	548	(447)
Nikkei 225 Index (m)	Goldman Sachs Bank USA	5,000	JPY	24,375.00	December 2019	JPY	350	2,569	(612)
S&P 500 Index (m)	Goldman Sachs International	2,400	USD	3,240.00	December 2019	USD	12,000	4,008	(7,384)
S&P 500 Index (m)	Goldman Sachs International	2,100	USD	3,185.00	December 2019	USD	10,500	15,288	(31,366)

								$30,011	$(46,744)

PUT OPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
Euro STOXX 50 Index (m)	Citibank, NA	500	EUR	3,475.00	December 2019	EUR	1,050	$6,289	$(2,248)
Euro STOXX 50 Index (m)	Citibank, NA	320	EUR	3,500.00	December 2019	EUR	768	1,974	(2,257)
FTSE 100 Index (m)	Citibank, NA	110	GBP	7,050.00	December 2019	GBP	35	5,514	(2,172)
FTSE 100 Index (m)	Citibank, NA	70	GBP	7,100.00	December 2019	GBP	5	2,251	(2,588)
Nikkei 225 Index (m)	Goldman Sachs Bank USA	5,000	JPY	22,125.00	December 2019	JPY	550	4,710	(1,044)
Nikkei 225 Index (m)	Goldman Sachs Bank USA	5,000	JPY	22,375.00	December 2019	JPY	2,500	1,873	(1,952)
S&P 500 Index (m)	Goldman Sachs International	2,100	USD	2,945.00	December 2019	USD	10,500	31,500	(7,754)
S&P 500 Index (m)	Goldman Sachs International	2,400	USD	3,005.00	December 2019	USD	12,000	16,992	(18,264)

								$71,103	$(38,279)

CENTRALLY CLEARED INFLATION (CPI) SWAPS

		Rate Type
Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD 1,970	1/15/25	1.671%	CPI#	Maturity	$1,517	$—	$1,517
USD 2,810	6/17/24	1.760%	CPI#	Maturity	(12,866)	—	(12,866)

					$(11,349)	$—	$(11,349)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

		Rate Type
Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD 3,060	6/17/21	3 Month LIBOR	1.907%	Quarterly/Semi-Annual	$23,890	$—	$23,890
USD 820	9/10/24	3 Month LIBOR	1.341%	Quarterly/Semi-Annual	(10,855)	—	(10,855)
USD 3,280	11/29/24	3 Month LIBOR	1.535%	Quarterly/Semi-Annual	(8,548)	—	(8,548)
USD 1,230	1/15/25	3 Month LIBOR	1.566%	Quarterly/Semi-Annual	(2,698)	—	(2,698)
NOK 3,550	11/13/28	6 Month NIBOR	2.322%	Semi-Annual/ Annual	14,084	—	14,084
SEK 1,820	11/13/28	3 Month STIBOR	1.273%	Quarterly/Annual	12,731	—	12,731
CHF 790	11/13/28	6 Month LIBOR	0.510%	Semi-Annual/ Annual	60,994	—	60,994
NZD 420	11/13/28	3 Month BKBM	3.105%	Quarterly/Semi-Annual	38,463	—	38,463
NZD 80	1/11/29	3 Month BKBM	2.653%	Quarterly/Semi-Annual	5,791	—	5,791
NZD 260	4/17/29	3 Month BKBM	2.305%	Quarterly/Semi-Annual	12,878	—	12,878
NZD 410	5/07/29	3 Month BKBM	2.193%	Quarterly/Semi-Annual	17,482	—	17,482
NOK 5,580	9/02/29	6 Month NIBOR	1.520%	Semi-Annual/ Annual	(19,492)	—	(19,492)
CHF 220	9/02/29	6 Month LIBOR	-0.610%	Semi-Annual/ Annual	(7,206)	—	(7,206)
CHF 530	9/24/29	6 Month LIBOR	-0.383%	Semi-Annual/ Annual	(54)	—	(54)
CHF 70	10/01/29	6 Month LIBOR	-0.420%	Semi-Annual/ Annual	(1,024)	—	(1,024)

		Rate Type
Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD 145	10/09/29	3 Month LIBOR	1.479%	Quarterly/Semi-Annual	$(3,209)	$—	$(3,209)
USD 145	10/09/29	3 Month LIBOR	1.476%	Quarterly/Semi-Annual	(3,250)	—	(3,250)
NOK 1,000	10/28/29	6 Month NIBOR	1.835%	Semi-Annual/ Annual	(472)	—	(472)
NOK 2,920	11/04/29	6 Month NIBOR	1.861%	Semi-Annual/ Annual	(657)	—	(657)
CHF 1,110	11/04/29	6 Month LIBOR	-0.235%	Semi-Annual/ Annual	3,942	—	3,942

					$132,790	$—	$132,790

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive		Implied Credit Spread at November 30, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB-Series 6, 5/11/63*	3.00%	Monthly	5.54%	USD	70	$(4,201)	$(9,027)	$4,826
CDX-CMBX.NA.BBB-Series 6, 5/11/63*	3.00	Monthly	5.54	USD	8	(480)	(800)	320
Credit Suisse International
CDX-CMBX.NA.BBB-Series 6, 5/11/63*	3.00	Monthly	5.54	USD	138	(8,283)	(17,145)	8,862
CDX-CMBX.NA.BBB-Series 6, 5/11/63*	3.00	Monthly	5.54	USD	81	(4,861)	(7,971)	3,110
CDX-CMBX.NA.BBB-Series 6, 5/11/63*	3.00	Monthly	5.54	USD	54	(3,236)	(5,454)	2,218
CDX-CMBX.NA.BBB-Series 6, 5/11/63*	3.00	Monthly	5.54	USD	4	(240)	(500)	260
CDX-CMBX.NA.BBB-Series 6, 5/11/63*	3.00	Monthly	5.54	USD	3	(180)	(303)	123
Goldman Sachs International
CDX-CMBX.NA.BBB-Series 6, 5/11/63*	3.00	Monthly	5.54	USD	149	(8,930)	(21,618)	12,688

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive		Implied Credit Spread at November 30, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	5.54%	USD	69	$(4,142)	$(6,591)	$2,449
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.54	USD	26	(1,561)	(3,339)	1,778
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.54	USD	7	(420)	(899)	479

						$(36,534)	$(73,647)	$37,113

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	2,083	9/20/20	2.263%	CPI	#	Maturity	$(25,262)	$—	$(25,262)
Barclays Bank PLC	USD	2,079	10/15/20	2.208%	CPI	#	Maturity	(22,706)	—	(22,706)
Barclays Bank PLC	USD	1,067	10/15/20	2.210%	CPI	#	Maturity	(11,707)	—	(11,707)
Citibank, NA	USD	1,520	10/17/20	2.220%	CPI	#	Maturity	(16,908)	—	(16,908)
JPMorgan Chase Bank, NA	USD	1,911	8/30/20	2.210%	CPI	#	Maturity	(21,443)	—	(21,443)
JPMorgan Chase Bank, NA	USD	2,100	7/15/24	2.165%	CPI	#	Maturity	(36,322)	—	(36,322)

								$(134,348)	$—	$(134,348)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	195	10/09/29	1.120%	SIFMA	*	Quarterly	$2,547	$—	$2,547
Citibank, NA	USD	195	10/09/29	1.125%	SIFMA	*	Quarterly	2,446	—	2,446

								$4,993	$—	$4,993

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
JPMorgan Chase Bank, NA
JPABSAA1 (1)	0.11%	Maturity	USD	36,074	12/31/19	$(4,329)
Pay Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
Swiss Marketing Index Future	0.00%	Annual	CHF	314	12/20/19	(321)

						$(4,650)

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2019, the aggregate market value of these securities amounted to $5,464,271 or 5.2% of net assets.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.20% of net assets as of November 30, 2019, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Massachusetts Development Finance Agency (Zero Waste Solutions LLC) Series 2017 8.00%, 12/01/22	12/07/17	$207,882	$208,337	0.20%

(c)	Non-income producing security.
(d)	Defaulted matured security.
(e)	Illiquid security.
(f)	Defaulted.
(g)	When-Issued or delayed delivery security.
(h)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(i)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at November 30, 2019.
(j)	Affiliated investments.
(k)	The rate shown represents the 7-day yield as of period end.
(l)

As of November 30, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $8,766,254 and gross unrealized depreciation of investments was $(2,443,504), resulting in net unrealized appreciation of $6,322,750.

(m)	One contract relates to 1 share.

As of November 30, 2019, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 6.0% and 0.0%, respectively.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan Renminbi
COP	-	Colombian Peso
CZK	-	Czech Koruna

EUR	-	Euro
GBP	-	Great British Pound
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
RUB	-	Russian Ruble
SEK	-	Swedish Krona
THB	-	Thailand Baht
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
AGM	-	Assured Guaranty Municipal
BKBM	-	Bank Bill Benchmark (New Zealand)
CAC	-	Cotation Assistée en Continu (Continuous Assisted Quotation)
CBT	-	Chicago Board of Trade
DAX	-	Deutscher Aktien Index (German Stock Index)
ETF	-	Exchange Traded Fund
ETM	-	Escrowed to Maturity
ETN	-	Exchange Traded Note
ETS	-	Emission Trading Scheme
FTSE	-	Financial Times Stock Exchange
IBEX	-	International Business Exchange
LIBOR	-	London Interbank Offered Rates
MIB	-	Milano Italia Borsa
MSCI	-	Morgan Stanley Capital International
NATL	-	National Interstate Corporation
NIBOR	-	Norwegian Interbank Offered Rate
OMXS	-	Stockholm Stock Exchange
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares
REIT	-	Real Estate Investment Trust
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
STIBOR	-	Stockholm Interbank Offered Rate
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange

(1)	The following table represents the 50 largest (long/(short)) equity basket holdings underlying the total return swap with JPABSAA1 as of November 30, 2019.

Security Description	Shares	Current Notional	Percent of Basket’s Value
S&P 500	(2,717)	$(17,282,059)	(47.9)%
MSCI Daily TR Gross EAFE	(1,233)	(10,321,700)	(28.6)%
J.P. Morgan Cash Index USD 1 Month	(27,576)	(8,332,531)	(23.1)%
Microsoft Corp.	7,244	1,096,607	3.0%
MSCI Daily TR Gross Canada	(132)	(1,043,149)	(2.9)%
Roche Holding AG	2,820	869,722	2.4%
Apple, Inc.	3,056	816,782	2.3%
Walmart, Inc.	5,557	661,744	1.8%
Automatic Data Processing, Inc.	3,631	620,151	1.7%

Security Description	Shares	Current Notional	Percent of Basket’s Value
Bank Leumi Le-Israel BM	605,024	$605,024	1.7%
Qantas Airways Ltd.	122,531	605,024	1.7%
Relx PLC	24,965	605,024	1.7%
Ross Stores, Inc.	5,209	605,024	1.7%
Oracle Corp.	10,642	597,461	1.7%
Royal Dutch Shell PLC	211	597,461	1.7%
UnitedHealth Group, Inc.	2,094	586,118	1.6%
Oracle Corp.	6,209	570,991	1.6%
Check Point Software Tech	4,780	563,428	1.6%
Merck & Co., Inc.	6,289	548,301	1.5%
Paychex, Inc.	6,323	544,522	1.5%
Fidelity National Financial	11,432	544,522	1.5%
Dollar General Corp.	3,244	510,489	1.4%
Constellation Software, Inc.	474	506,709	1.4%
Adidas AG	1,589	495,362	1.4%
Philip Morris International	5,928	491,582	1.4%
Auto Trader Group PLC	676	491,582	1.4%
Aristocrat Leisure, Ltd.	21,261	487,802	1.4%
Toronto-Dominion Bank	8,328	480,239	1.3%
Nice Ltd.	472,676	472,676	1.3%
Comcast Corp.	10,535	465,112	1.3%
Procter & Gamble Co. (The)	3,780	461,333	1.3%
Wolters Kluwer	6,263	449,986	1.2%
Salmar ASA	9,281	442,422	1.2%
Royal Bank of Canada	5,358	438,643	1.2%
Enel SPA	56,699	428,608	1.2%
AutoZone, Inc.	353	415,953	1.2%
American Financial Group, Inc.	3,791	415,953	1.2%
Home Depot, Inc.	1,886	415,953	1.2%
PNC Financial Services Group	2,616	400,830	1.1%
L3Harris Technologies, Inc.	1,974	397,046	1.1%
Novo Nordisk A/S	6,991	393,266	1.1%
Morinaga & Co. Ltd.	7,644	389,483	1.1%
Nippon Telegraph & Telephone	7,717	389,483	1.1%
Partners Group Holding AG	448	378,140	1.0%
Admiral Group PLC	137	378,140	1.0%
Booz Allen Hamilton Holdings	5,197	378,140	1.0%
Nestle SA-REG	3,636	378,140	1.0%
Eli Lilly & Co.	3,222	378,140	1.0%
Koninklijke Ahold Delhaize NV	14,226	366,797	1.0%
Experian PLC	109	363,013	1.0%
Other Long	452,505	13,378,590	37.1%

AB Tax-Managed All Market Income Portfolio

November 30, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of November 30, 2019:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$56,150,374	$—	$56,150,374
Short-Term Municipal Notes	—	1,161,846	—	1,161,846
Common Stocks:
Health Care	3,054,010	2,284,412	—	5,338,422
Consumer Staples	3,268,574	780,496	—	4,049,070
Energy	3,138,114	774,891	—	3,913,005

Financials	1,384,488	1,859,474	—	3,243,962
Industrials	1,362,375	1,581,998	—	2,944,373
Communication Services	1,752,897	713,029	—	2,465,926
Utilities	1,340,693	589,232	—	1,929,925
Information Technology	1,624,241	212,803	—	1,837,044
Consumer Discretionary	549,233	1,045,494	—	1,594,727
Materials	523,062	869,598	—	1,392,660
Real Estate	6,775	369,031	—	375,806
Investment Companies	9,222,661	—	—	9,222,661
Preferred Stocks	6,390,654	—	—	6,390,654
Corporates - Non-Investment Grade	—	74,629	—	74,629
Short-Term Investments	559,542	—	—	559,542

Total Investments in Securities	34,177,319	68,467,307	—	102,644,626
Other Financial Instruments (a):
Assets:
Futures	211,360	174,392	—	385,752
Forward Currency Exchange Contracts	—	397,459	—	397,459
Centrally Cleared Inflation (CPI) Swaps	—	1,517	—	1,517
Centrally Cleared Interest Rate Swaps	—	190,255	—	190,255
Interest Rate Swaps	—	4,993	—	4,993
Liabilities:
Futures	(63,271)	(15,998)	—	(79,269)
Forward Currency Exchange Contracts	—	(220,123)	—	(220,123)
Call Options Written	—	(46,744)	—	(46,744)
Put Options Written	—	(38,279)	—	(38,279)
Centrally Cleared Inflation (CPI) Swaps	—	(12,866)	—	(12,866)
Centrally Cleared Interest Rate Swaps	—	(57,465)	—	(57,465)
Credit Default Swaps	—	(36,534)	—	(36,534)
Inflation (CPI) Swaps	—	(134,348)	—	(134,348)
Total Return Swaps	—	(4,650)	—	(4,650)

Total	$34,325,408	$68,668,916	$—	$102,994,324+

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

+

Amounts of $9,800,401 for Long-Term Municipal Bonds were transferred out of Level 3 into Level 2 as improved transparency of price inputs received from pricing vendors has increased the observability during the reporting period.

A summary of the Fund’s transactions in AB mutual funds for the three months ended November 30, 2019 is as follows:

Fund	Market Value 8/31/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$2,371	$8,723	$10,534	$560	$8